Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019
Revenues
Net interest revenue	[1]	$ 9,423		$ 10,273		$ 19,817		$ 20,817
Total revenue		10,528		10,228		21,137		20,226
Operating expenses
Employee compensation and benefits		2,927		2,799		5,960		5,651
Provision for income taxes		250		773		909		1,276
Net income	[2]	$ 1,515		$ 3,172		$ 4,504		$ 5,582
Earnings per share - basic (Canadian dollars)		$ 0.80		$ 1.70		$ 2.42		$ 2.97
Earnings per share - diluted (Canadian dollars)		$ 0.80		$ 1.70		$ 2.42		$ 2.97
TD Ameritrade [member]
Revenues
Net interest revenue			$ 446		$ 481		$ 920		$ 978
Fee-based and other revenue			1,543		1,447		2,773		2,953
Total revenue			1,989		1,928		3,693		3,931
Operating expenses
Employee compensation and benefits			507		452		944		871
Other			633		539		1,212		1,071
Total operating expenses			1,140		991		2,156		1,942
Other expense (income)			43		49		83		73
Pre-tax income			806		888		1,454		1,916
Provision for income taxes			206		225		354		455
Net income			$ 600		$ 663		$ 1,100		$ 1,461
Earnings per share - basic (Canadian dollars)			$ 1.11		$ 1.18		$ 2.03		$ 2.60
Earnings per share - diluted (Canadian dollars)			$ 1.10		$ 1.18		$ 2.02		$ 2.59

[1]	Includes $7,967 million and $16,569 million, for the three and six months ended April 30, 2020, respectively (three and six months ended April 30, 2019 - $8,554 million and $17,239 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.